Nature of operations and summary of significant accounting policies (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Allowance for doubtful accounts		$ 8,600	$ 7,100
Contract with Customer, Liability, Revenue Recognized	$ 2,900	4,000	2,900
Deferred offering costs capitalized	2,100	1,100	0
Advertising costs		1,500	2,100
Impairment losses		0	0
Acquisition Costs, Period Cost		0	500
Amortization of Acquisition Costs		2,500	1,500
Tax positions		0	$ 0
Unbilled receivables	55,300	57,000
Customer invoice	48,000
Deferred revenue	$ 4,800	$ 4,600